DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Other financial assets at fair value through profit or loss	$ 39,289,630	$ 25,844,992
Other Financial Assets at Fair Value [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	39,289,630	25,844,992
Non Current [Abstract]
Other financial assets at fair value through profit or loss	0	0
Mutual Funds in Local Market [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	0	152,868
Non Current [Abstract]
Other financial assets at fair value through profit or loss	0	0
Public Debt Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	7,162,504	6,432,817
Non Current [Abstract]
Other financial assets at fair value through profit or loss	0	0
Private Debt Bonds with Related Parties [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	2,570,796	1,388,558
Non Current [Abstract]
Other financial assets at fair value through profit or loss	0	0
Private Debt Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	25,808,410	17,870,749
Non Current [Abstract]
Other financial assets at fair value through profit or loss	0	0
Equity Instruments [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	3,747,920	0
Non Current [Abstract]
Other financial assets at fair value through profit or loss	$ 0	$ 0